Exploration for and evaluation of oil and natural gas resources - Summary of exploration and evaluation information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Exploration and evaluation costs
Exploration expenditure written off	$ 631	$ 1,085		$ 1,603
Exploration expense for the year	964	1,445		2,080
Intangible assets	15,539	17,284	[1]	18,355
Exploration and appraisal expenditure
Exploration and evaluation costs
Intangible assets	14,091	15,989		17,026
Upstream
Exploration and evaluation costs
Exploration expenditure written off	631	1,085		1,603
Other exploration costs	333	360		477
Exploration expense for the year	964	1,445		2,080
Liabilities	73	60		82
Net assets	14,018	15,929		16,944
Cash used in operating activities	333	360		477
Cash used in investing activities	1,215	1,119		1,901
Upstream | Exploration and appraisal expenditure
Exploration and evaluation costs
Impairment losses	2	137		0
Intangible assets	14,091	15,989		$ 17,026
Upstream | Angola | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off		574
Upstream | Egypt | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off		208
Upstream | Gulf of Mexico | Exploration and appraisal expenditure
Exploration and evaluation costs
Exploration expenditure written off	447	$ 145
Upstream | Canada | Exploration and appraisal expenditure
Exploration and evaluation costs
Intangible assets	$ 2,500

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.